Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions used to Determine Fair Value of Share Options Granted

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2016, 2017 and 2018 are summarized in the following table:

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rate	1.62%-2.85%	2.2%	2.04%-2.83%
Expected volatility	46.2%	49.0%	36%-52.5%
Expected life of option (years)	10	9.76-10	1-10
Expected dividend yield	0.0%	0.0%	0.00%
Fair value per ordinary share	7.5	12.56	15.03-16.85

Summary of Stock Option Activity

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2018 is included in the table below.

	Options granted Share Number	Weighted average exercise price per option
		US$
Outstanding at January 1, 2018	7,338,559	0.16
Granted	6,988,469	0.35
Exercised	774,325	0.66
Cancelled and forfeited	209,473	0.15
Outstanding at December 31, 2018	13,343,230	0.23

Summary of Share Options Granted

The following table summarizes information regarding the share options granted December 31, 2018:

	December 31, 2018
	Options Number	Weighted- average exercise price per option	Weighted- average remaining exercise contractual life (years)	Aggregate intrinsic value
		US$		US$
Options
Outstanding	13,343,230	0.23	8.38	29,776
Exercisable	6,582,663	0.13	7.42	15,308
Expected to vest	6,760,567	0.32	9.31	14,468

Summary of Restricted Stock Units Activity

A summary of the restricted stock units activity during the year ended December 31, 2018 is presented below:

RSUs
Unvested balance at January 1, 2018	2,298,775
Granted	658,056
Cancelled and forfeited	162,750
Vested (a)	2,231,168
Unvested balance at December 31, 2018	562,913

(a)

In January 2018, the Group amended and accelerated the vesting schedule of 1,700,000 previously granted restricted stock units which became immediately and fully vested. The Group recognized the remaining compensation cost immediate for those restricted stock units upon the modification

Total Share-based Compensation Recognized

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
General and administrative	55,109	55,804	87,857
Research and development	2,626	6,983	42,167
Selling and Marketing	—	—	4,271
Cost of revenues	—	—	414
Total stock-based compensation expense	57,735	62,787	134,709

Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Stock Units Activity

A summary of the restricted share activity for the year ended December 31, 2016, 2017 and 2018 is presented below:

Restricted Shares
Outstanding at January 1, 2016	4,378,996
Vested	1,150,718
Outstanding at December 31, 2016	3,228,278
Vested	1,150,718
Outstanding at December 31, 2017	2,077,560
Cancelled and forfeited	411,930
Vested	1,150,718
Outstanding at December 31, 2018	514,912

Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Non-vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2018 is presented below:

Number of shares
Outstanding at January 1, 2018	22,783,582
Granted	—
Forfeited	—
Vested	11,391,791
Outstanding at December 31, 2018	11,391,791